FINANCIAL RISK MANAGEMENT - Credit Exposures (Details)
$ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 02, 2022 USD ($)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 BDT (৳)	Jan. 02, 2022 COP ($)	Jan. 02, 2022 JPY (¥)	Jan. 03, 2021 USD ($)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 BDT (৳)	Jan. 02, 2022 COP ($)	Jan. 02, 2022 JPY (¥)	Dec. 29, 2019 USD ($)
Trade and other current receivables [abstract]
Cash and cash equivalents (note 6)	$ 179,246										$ 505,264	$ 6.1	£ 1.7	€ 3.3	$ 1.8	$ 5.3	¥ 4.5	৳ 4.2	$ 1.9	¥ 0.9	$ 64,126
Trade accounts receivable (note 7)	329,967										196,480	16.9	0.0	7.0	3.9	2.6	0.7	0.0	0.0	0.0
Prepaid expenses, deposits and other current assets	163,662										110,105	0.4	0.3	2.1	0.0	0.1	0.4	2.4	0.7	0.0
Accounts payable and accrued liabilities	(440,401)										(343,722)	$ (21.0)	£ (0.6)	€ (3.7)	$ (0.6)	$ (1.0)	¥ (2.9)	৳ (6.8)	$ 0.0	¥ 0.0
Earnings (loss) before income taxes	$ 624,558	$ (0.1)	£ (0.1)	€ (0.4)	$ (0.3)	$ (0.3)	¥ (0.1)	৳ 0.0	$ (0.1)	¥ 0.0	$ (229,373)
Other comprehensive income, before tax		$ 0.3	£ 1.7	€ 1.6	$ 0.3	$ 0.3	¥ 0.0	৳ 0.0	$ 0.0	¥ 0.0